CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE
NOTE 4 - CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE

NOTE 4 - CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE

Convertible notes payable consisted of the following:
	June 30, 2021	December 31, 2020

Convertible note payable to investor (the “UAHC Note”) dated October 10, 2017, with interest at 10%, an OID of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The UAHC Note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The UAHC Note is secured by substantially all assets of the Company. The investor converted a total of $37,767 of principal and accrued interest of this note into 37,767,405 shares of the Company’s common stock. This note was amended on October 12, 2020 whereby the maturity due date was extended to December 31, 2022 with monthly payments required commencing October 1, 2020. A final note settlement agreement was executed on January 27, 2021, whereby the Company issued 400,000 shares of common stock to repay the outstanding balance of principal plus accrued interest totaling $681,170. The Company recognized a loss on debt settlement of $35,830.

	-	581,723

Convertible note payable to investor (the “Iliad Note”) dated November 5, 2018 totaling $500,000, plus OID of $225,000 and legal fees of $20,000. The Iliad Note bears interest at 10% and matures on November 5, 2020. Total available under note is $5,520,000, including $500,000 OID (and $20,000 in legal fees applied to the first $500,000 tranche). The Iliad Note is convertible into shares of the Company’s common stock after 180 days at a discount of 35% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The Company borrowed $1,925,000 (including OID of $175,000) under this note during the year ended December 31, 2019. The investor converted a total of $458,360 of principal and accrued interest of this note into 214,880,617 shares of the Company’s common stock and was repaid $194,637 by the Company during the year ended December 31, 2020. The Iliad Note is secured by substantially all assets of the Company. This note was amended on October 12, 2020 whereby the maturity due date was extended to December 31, 2022 with monthly payments required commencing October 1, 2020. A final note settlement agreement was executed on January 27, 2021, whereby the Company issued 1,333,333 shares of common stock to repay the outstanding balance of principal plus accrued interest totaling $2,253,667. The Company recognized a loss on debt settlement of $136,333.

	-	1,842,003

Convertible note payable with an accredited investor dated October 31, 2016, with interest at 0%, due October 31, 2017, convertible at $0.525 per share. This note is currently in default.	10,500	10,500
Total convertible notes payable	10,500	2,434,226
Less debt discounts	-	-
Convertible notes payable, net	10,500	2,434,226
Less current portion of convertible notes, net	(10,500)	(2,434,226)
Long-term convertible notes payable, net	$-	$-

Interest expense for the above notes payable for the six months ended June 30, 2021 and 2020 was $17,744 and $166,071, respectively. Total amortization of debt discounts was $0 and $1,079,374 for the six months ended June 30, 2021 and 2020, respectively.

Short-term Notes Payable

In May 2020, the Company received total loan proceeds of $332,737 under the SBA’s Paycheck Protection Program (“PPP”) and was included in short-term notes payable as of December 31, 2020. The two PPP loans include a promissory note with Direct Solar America with principal of $312,300 due May 7, 2022, and a promissory note with Singlepoint with principal of $20,437 due in 18 monthly installments beginning December 12, 2020. Under the PPP loan terms, the Company may apply for forgiveness of the PPP loans. On January 27, 2021 the Direct Solar America note was forgiven. On March 9, 2021, the Singlepoint note was forgiven. On January 27, 2021 Direct Solar America received a new PPP loan with principal of $311,070, due January 26, 2026, and bears interest at 1%.

Long-term Note Payable

In May 2020, the Company received loan proceeds of $150,000 under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL dated May 22, 2020, bears interest at 3.75%, has a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $731 beginning May 1, 2022.

Acquisition of EnergyWyze - Consideration Payables

Related to the acquisition of EnergyWyze, the Company issued a non-interest bearing note in the amount of $50,000 (See Note 3). This note was recorded at face value, which was considered the fair value of this short-term note. As of June 30, 2021, the balance of this note has been satisfied.

Also related to the acquisition of EnergyWyze, the Company incurred a purchase consideration obligation of $450,000 with a fair value of $339,599 (See Note 3), of which $203,759 is included in Short-term notes payable and $135,840 is included in Long-term notes payable.

NOTE 4 - CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE

Convertible notes payable consisted of the following:

	December 31, 2020	December 31, 2019

Convertible note payable to investor (the “CVP Note”) dated October 10, 2017, with interest at 10%, an Original Issue Discount (“OID”) of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The CVP Note provides for additional tranches of a maximum of $3,970,000, which includes OID of 10%. The note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The CVP Note is secured by substantially all assets of the Company. The investor converted a total of $444,500 of principal and accrued interest of this note into 105,875,646 shares of the Company’s common stock and was repaid $40,000 by the Company during the year ended December 31, 2019. Additionally, the investor converted a total of $78,420 of principal and accrued interest of this note into 32,034,513 shares of the Company’s common stock and was repaid $25,000 by the Company in 2020, resulting in repayment in full in March 2020.

	-	100,235

Convertible note payable to investor (the “UAHC Note”) dated October 10, 2017, with interest at 10%, an OID of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The UAHC Note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The UAHC Note is secured by substantially all assets of the Company. The investor converted a total of $37,767 of principal and accrued interest of this note into 37,767,405 shares of the Company’s common stock. This note was amended on October 12, 2020 whereby the maturity due date was extended to December 31, 2022 with monthly payments required commencing October 1, 2020. A final note settlement agreement was executed on January 27, 2021 (see Note 12).

	581,723	619,490

Convertible note payable to investor (the “Iliad Note”) dated November 5, 2018 totaling $500,000, plus OID of $225,000 and legal fees of $20,000. The Iliad Note bears interest at 10% and matures on November 5, 2020. Total available under note is $5,520,000, including $500,000 OID (and $20,000 in legal fees applied to the first $500,000 tranche). The Iliad Note is convertible into shares of the Company’s common stock after 180 days at a discount of 35% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The Company borrowed $1,925,000 (including OID of $175,000) under this note during the year ended December 31, 2019. The investor converted a total of $458,360 of principal and accrued interest of this note into 214,880,617 shares of the Company’s common stock and was repaid $194,637 by the Company during the year ended December 31, 2020. The Iliad Note is secured by substantially all assets of the Company. This note was amended on October 12, 2020 whereby the maturity due date was extended to December 31, 2022 with monthly payments required commencing October 1, 2020. A final note settlement agreement was executed on January 27, 2021 (see Note 12).

	1,842,003	2,495,000

Convertible note payable to investor (the “GSC Note”) dated March 11, 2020 totaling $320,500, plus OID of $30,000 and legal fees of $9,500. The GSC Note bears interest at 10% and matures on March 6, 2021. Total available under note is $1,440,000, including $120,000 OID (and $9,500 in legal fees taken on first $320,500 tranche). The GSC Note is convertible into shares of the Company’s common stock at any time at a discount of 25% of the lowest closing bid price of the Company’s common stock during the 10 trading days prior to conversion. The investor converted a total of $201,959 of principal and accrued interest of this note into 107,014,457 shares of the Company’s common stock and the full outstanding balance of $170,000 was repaid during the year ended December 31, 2020.

	-	-

Convertible note payable with an accredited investor dated October 31, 2016, with interest at 0%, due October 31, 2017, convertible at $0.007 per share. This note is currently in default.	$10,500	$10,500

Total convertible notes payable	2,434,226	3,225,225
Less debt discounts		(1,154,327)
Convertible notes payable, net	2,434,226	2,070,898
Less current portion of convertible notes, net	(2,434,226)	(2,070,898)
Long-term convertible notes payable, net	$-	$-

Accrued interest on the above notes payable totaled $518,366 and $227,352 as of December 31, 2020 and 2019, respectively. Interest expense for the above notes payable for the years ended December 31, 2020 and 2019 was $306,158 and $300,168, respectively. Total amortization of debt discounts was $2,174,273 and $1,662,068 for the years ended December 31, 2020 and 2019, respectively.

Short-term Notes Payable

In May 2020, the Company received total loan proceeds of $332,737 under the SBA’s Paycheck Protection Program (“PPP”) and is included in short-term notes payable as of December 31, 2020. The two PPP loans include a promissory note with Direct Solar America with principal of $312,300, due May 7, 2022, and a promissory note with Singlepoint with principal of $20,437, due in 18 monthly installments beginning December 12, 2020. Both PPP loans bear interest at 1%. Under the PPP loan terms, the Company may apply (and plans to apply) for forgiveness of the PPP loans.

Long-term Note Payable

In May 2020, the Company received loan proceeds of $150,000 under the SBA’s Economic Injury Disaster Loan program (“EIDL”). The EIDL dated May 22, 2020, bears interest at 3.75%, has a 30-year term, is secured by substantially all assets of the Company, and is due in monthly installments of $731 beginning May 1, 2021.